Revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

6. Revenue

Revenue is generated through Banzai providing marketing and webinar platform subscription software service for a set period of time. The Company’s services include providing end-to-end video engagement solutions that provide a fast, intuitive and powerful platform of marketing tools that create more intent-driven videos, webinars, virtual events and other digital and in-person marketing campaigns. As noted within the statements of work and/or invoices, agreements range from monthly, to annual, to multi-year and Banzai generally provides for net 30-day payment terms with the payment made directly through check or electronic means. Banzai’s Management believes its exposure to credit risk is sufficiently mitigated by collection through credit card sales or direct payment from established clients.

At contract inception, once the contract is determined to be within the scope of FASB ASC 606, Revenue from Contracts with Customers, (“ASC 606”), the Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. The Company recognizes revenues following the five-step model prescribed under ASC 606:

1.	identify contract(s) with a customer;
2.	identify the performance obligation(s) in the contract;
3.	determine the transaction price;
4.	allocate the transaction price to the performance obligation(s) in the contract; and
5.	recognize revenues when (or as) the Company satisfies a performance obligation.

Revenue from contracts with customers are not recorded until the Company has the approval and commitment from the parties, the rights of the parties are identified, payment terms are established, the contract has commercial substance and collectability of the consideration is probable.

The Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. When an arrangement contains more than one performance obligation, the Company will allocate the transaction price to each performance obligation on a relative standalone selling price basis. The Company utilizes the observable price of products and services when they are sold separately to similar customers in order to estimate standalone selling price.

The Company recognizes revenue in an amount that reflects the consideration to which it expects to be entitled in exchange for the transfer of promised services to its customers.

Revenue is recognized when a performance obligation is satisfied by transferring control of the service to the customer, which occurs over time. The Company considers this method a faithful depiction of the transfer of control as services are substantially the same and have the same pattern of transfer over the life of the contract. Sales, value add, and other taxes collected on behalf of third parties are excluded from revenue.

The following indicators are evaluated in determining when control has passed to the customer: (i) whether the Company has a right to payment for the product or service, (ii) whether the customer has legal title to the product or service, (iii) whether the Company has transferred physical possession of the product or service to the customer, (iv) whether the customer has the significant risk and rewards of ownership of the product or service and (v) whether the customer has accepted the product or service.

The Company also evaluates the following indicators, amongst others, when determining whether it is acting as a principal in the transaction (and therefore whether to record revenue on a gross basis): (i) whether the Company is primarily responsible for fulfilling the promise to provide the specified good or service, (ii) whether the Company has the inventory risk before the specified good or service has been transferred to a customer or after transfer of control to the customer and (iii) whether the Company has the discretion to establish the price for the specified good or service. If the terms of a transaction do not indicate that the Company is acting as a principal in the transaction, then the Company is acting as an agent in the transaction and therefore, the associated revenue is recognized on a net basis (that is revenue net of costs).

Nature of Products and Services

The following is a description of the Company’s products and services from which the Company generates revenue, as well as the nature, timing of satisfaction of performance obligations, and significant payment terms for each, as applicable:

Demio

The Demio product is a full-stack technology that marketers can leverage live and automated for video marketing content such as webinars and virtual events. Software products are provided to Demio customers for a range of attendees and hosts within a specified time frame at a specified established price. The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.

Reach

While the Reach product is in the process of being phased out, the Company continues to generate revenues from the product. The Reach product provides a multi-channel targeted audience acquisition (via Reach) to bolster engagement and Return on Investment (ROI). Banzai enables marketing teams to create winning webinars and virtual and in-person events that increase marketing efficiency and drive additional revenue. Software products are provided to Reach customers for a range of simultaneous events and registrations within a specified time frame at a specified established price. The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.

OpenReel

The OpenReel product offers subscription-based software as a service (SaaS) offerings to enterprise, media, entertainment and agency teams to remotely control, direct, script, film, and collaborate on high definition video projects from a mobile device or webcam. The Company enters into fixed price subscription contracts with customers, which can be monthly, annual, or multi-year agreements which auto-renew without discount for additional periods of the same duration as the initial term, unless either party requests termination in writing at least thirty (30) days prior to the end of the initial service term. The subscription revenues are recognized ratably over the term of the service agreement, which is considered an output method, as the obligation of hosting the SaaS product is fulfilled over the course of the agreement. The Company does not charge for implementation or recognize any revenues upfront due to minimal effort required. There are no financing components and payments are typically net 30 of date of receipt of invoice, or typically net 90 date of receipt of invoice for customers on multi-year subscription agreement contracts. It is nearly 100% certain that a significant revenue reversal will not occur.

Vidello

The Vidello product is a video hosting and marketing platform designed to help businesses manage, customize, and optimize their video content. Revenue is generated through Vidello providing video hosting and marketing platform subscription software service for a set period of time. Customer contracting is achieved via self-service and invoicing is initiated automatically once the customer accepts the terms and conditions on the platform, based on their selection of the desired subscription product. When execution or completion of the contract occurs, the contract is valid and revenue is earned when the service is provided for each period of performance, daily. The amount is paid by the customer based on the contract terms monthly, annually or indefinite with the majority paid via credit card processing.

Service Trade Revenue

The Company has one customer for which the customer is also a vendor. For this one customer, the Company exchanged services for approximately $125,000 and $239,000, during the years ended December 31, 2025 and 2024, respectively.

Disaggregation of Revenue

The following table summarizes revenue by region based on the billing address of customers for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$9,193,173	76%	$2,564,074	57%
Europe, Middle East and Africa (EMEA)	1,066,254	9%	1,492,561	33%
Asia Pacific	1,901,992	15%	471,244	10%
Total	$12,161,419	100%	$4,527,879	100%

Contract Balances

Accounts Receivable, Net

A receivable is recorded when an unconditional right to invoice and receive payment exists, such that only the passage of time is required before payment of consideration is due. The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer. The timing of revenue recognition may differ from the timing of invoicing to customers.

The following table summarizes accounts receivable, net as of the dates presented:

Balance – January 1, 2024	$105,049
Balance – December 31, 2024	936,321
Balance – December 31, 2025	709,203

Costs to Obtain a Contract

Commission expenses were $466,951 and $193,995 for the years ended December 31, 2025 and 2024, respectively. The following summarizes the activity related to costs to obtain a contract during the years ended December 31, 2025 and 2024:

Balance – December 31, 2023	$51,472
Commissions incurred	180,141
Deferred commissions recognized	(200,109)
Balance – December 31, 2024	31,504
Commissions incurred	286,311
Deferred commissions recognized	(221,609)
Balance – December 31, 2025	$96,206

Deferred Revenue

Deferred revenue represents amounts that have been collected in advance of revenue recognition and is recognized as revenue when transfer of control to customers has occurred or services have been provided. The deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable revenue agreements. Differences between the revenue recognized per the below schedule, and the revenue recognized per the consolidated statement of operations, reflect amounts not recognized through the deferred revenue process, and which have been determined to be insignificant. For the year ended December 31, 2025 and the year ended December 31, 2024, the Company recognized $3,867,853 and $1,214,096 in revenue that was included in the prior year deferred revenue balance, respectively.

The change in total deferred revenue was as follows for the periods indicated:

	Year Ended December 31,
	2025	2024
Total deferred revenue, beginning of period	$4,052,270	$1,214,096
Billings	9,487,029	4,362,730
Revenue recognized (prior year deferred revenue)	(3,867,853)	(1,214,096)
Revenue recognized (current year deferred revenue)	(6,383,159)	(3,091,333)
Acquired deferred revenue of OpenReel (see Note 4 – Acquisitions)	—	2,780,873
Acquired deferred revenue of Vidello (see Note 4 – Acquisitions)	447,966	—
Total deferred revenue, end of period	$3,736,253	$4,052,270